REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2016
Regulated Operations [Abstract]
Schedule Of Regulatory Balancing Accounts
The following table summarizes our regulatory balancing accounts at December 31.

SUMMARY OF REGULATORY BALANCING ACCOUNTS AT DECEMBER 31
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	2016	2015	2016	2015	2016	2015
Current:
Overcollected	$(804)	$(789)	$(301)	$(345)	$(503)	$(444)
Undercollected	941	1,062	560	652	381	410
Net current receivable (payable)(1)	137	273	259	307	(122)	(34)
Noncurrent:
Undercollected(2)	85	215	—	—	85	215
Net noncurrent receivable (payable)(1)	85	215	—	—	85	215
Total net receivable (payable)	$222	$488	$259	$307	$(37)	$181

(1)	At both December 31, 2016 and 2015, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy’s Consolidated Balance Sheets.

(2)
Long-term undercollected balance is included in Regulatory Assets (long-term) on Sempra Energy’s Consolidated Balance Sheets and in Other Regulatory Assets (long-term) on SoCalGas’ Consolidated Balance Sheets.

Schedule of Regulatory Assets [Table Text Block]
We show the details of regulatory assets and liabilities in the following table, and discuss each of them separately below.

REGULATORY ASSETS (LIABILITIES)
(Dollars in millions)
	December 31,
	2016	2015
SDG&E:
Fixed-price contracts and other derivatives	$141	$99
Costs related to SONGS plant closure(1)	183	257
Costs related to wildfire litigation	353	362
Deferred taxes recoverable in rates	1,014	914
Pension and other postretirement benefit plan obligations	210	180
Removal obligations(2)	(1,725)	(1,629)
Unamortized loss on reacquired debt	12	12
Environmental costs	48	16
Legacy meters(1)	16	32
Sunrise Powerlink fire mitigation	118	117
Other	(2)	9
Total SDG&E	368	369
SoCalGas:
Pension and other postretirement benefit plan obligations	563	629
Employee benefit costs	45	51
Removal obligations(2)	(972)	(1,145)
Deferred taxes recoverable in rates	417	330
Unamortized loss on reacquired debt	10	11
Environmental costs	22	22
Workers’ compensation	10	13
Other	8	—
Total SoCalGas	103	(89)
Other Sempra Energy:
Sempra LNG & Midstream	—	(7)
Sempra Mexico	71	33
Total Other Sempra Energy	71	26
Total Sempra Energy Consolidated	$542	$306

(1)	Regulatory assets earning a rate of return.

(2)	Represents cumulative amounts collected in rates for future nonlegal asset removal costs.

NET REGULATORY ASSETS (LIABILITIES) AS PRESENTED ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31,
	2016			2015
	Sempra Energy Consolidated	SDG&E	SoCalGas	Sempra Energy Consolidated	SDG&E	SoCalGas
Current regulatory assets(1)	$89	$81	$8	$115	$107	$7
Noncurrent regulatory assets(2)	3,329	2,012	1,246	3,058	1,891	1,120
Current regulatory liabilities(3)	—	—	—	(2)	—	—
Noncurrent regulatory liabilities(4)	(2,876)	(1,725)	(1,151)	(2,865)	(1,629)	(1,216)
Total	$542	$368	$103	$306	$369	$(89)

(1)	At Sempra Energy Consolidated, included in Other Current Assets.

(2)
Excludes long-term undercollected balancing accounts at December 31, 2016 and 2015 of $85 million and $215 million, respectively, recorded at Sempra Energy Consolidated as Regulatory Assets (long-term) and at SoCalGas as Other Regulatory Assets (long-term).

(3)	Included in Other Current Liabilities.

(4)
At December 31, 2016 and 2015, $179 million and $72 million, respectively, at Sempra Energy Consolidated and $179 million and $71 million, respectively, at SoCalGas are included in Deferred Credits and Other.

Schedule of Regulatory Liabilities [Table Text Block]
We show the details of regulatory assets and liabilities in the following table, and discuss each of them separately below.

REGULATORY ASSETS (LIABILITIES)
(Dollars in millions)
	December 31,
	2016	2015
SDG&E:
Fixed-price contracts and other derivatives	$141	$99
Costs related to SONGS plant closure(1)	183	257
Costs related to wildfire litigation	353	362
Deferred taxes recoverable in rates	1,014	914
Pension and other postretirement benefit plan obligations	210	180
Removal obligations(2)	(1,725)	(1,629)
Unamortized loss on reacquired debt	12	12
Environmental costs	48	16
Legacy meters(1)	16	32
Sunrise Powerlink fire mitigation	118	117
Other	(2)	9
Total SDG&E	368	369
SoCalGas:
Pension and other postretirement benefit plan obligations	563	629
Employee benefit costs	45	51
Removal obligations(2)	(972)	(1,145)
Deferred taxes recoverable in rates	417	330
Unamortized loss on reacquired debt	10	11
Environmental costs	22	22
Workers’ compensation	10	13
Other	8	—
Total SoCalGas	103	(89)
Other Sempra Energy:
Sempra LNG & Midstream	—	(7)
Sempra Mexico	71	33
Total Other Sempra Energy	71	26
Total Sempra Energy Consolidated	$542	$306

(1)	Regulatory assets earning a rate of return.

(2)	Represents cumulative amounts collected in rates for future nonlegal asset removal costs.

NET REGULATORY ASSETS (LIABILITIES) AS PRESENTED ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31,
	2016			2015
	Sempra Energy Consolidated	SDG&E	SoCalGas	Sempra Energy Consolidated	SDG&E	SoCalGas
Current regulatory assets(1)	$89	$81	$8	$115	$107	$7
Noncurrent regulatory assets(2)	3,329	2,012	1,246	3,058	1,891	1,120
Current regulatory liabilities(3)	—	—	—	(2)	—	—
Noncurrent regulatory liabilities(4)	(2,876)	(1,725)	(1,151)	(2,865)	(1,629)	(1,216)
Total	$542	$368	$103	$306	$369	$(89)

(1)	At Sempra Energy Consolidated, included in Other Current Assets.

(2)
Excludes long-term undercollected balancing accounts at December 31, 2016 and 2015 of $85 million and $215 million, respectively, recorded at Sempra Energy Consolidated as Regulatory Assets (long-term) and at SoCalGas as Other Regulatory Assets (long-term).

(3)	Included in Other Current Liabilities.

(4)
At December 31, 2016 and 2015, $179 million and $72 million, respectively, at Sempra Energy Consolidated and $179 million and $71 million, respectively, at SoCalGas are included in Deferred Credits and Other.

Schedule Of Approved Increase Decrease To Annual Revenue Requirement
Following is a summary of immediate earnings impacts from the 2016 GRC FD:

EARNINGS IMPACTS FROM THE 2016 GRC FD
(Dollars in millions)
	SoCalGas		SDG&E
	Pretax earnings (charge)	After-tax earnings (charge)	Pretax earnings (charge)	After-tax earnings (charge)
Adjustments to revenue related to tax
repairs deductions:
2015 memorandum account balance	$(72)	$(43)	$(37)	$(22)
True-up of 2012-2014 estimates to actuals	(11)	(6)	(15)	(9)
Total	$(83)	$(49)	$(52)	$(31)

Schedule Of CPUC Cost of Capital Authorized
SDG&E’s current CPUC-authorized ROR is 7.79 percent and SoCalGas’ current CPUC-authorized ROR is 8.02 percent based on their authorized capital structures as follows:

COST OF CAPITAL AND AUTHORIZED RATE STRUCTURE – CPUC

SDG&E				SoCalGas
Authorized weighting	Authorized rate of recovery	Weighted authorized ROR		Authorized weighting	Authorized rate of recovery	Weighted authorized ROR
45.25%	5.00%	2.26%	Long-Term Debt	45.60%	5.77%	2.63%
2.75%	6.22%	0.17%	Preferred Stock	2.40%	6.00%	0.14%
52.00%	10.30%	5.36%	Common Equity	52.00%	10.10%	5.25%
100.00%		7.79%		100.00%		8.02%

Schedule Of FERC Cost Of Capital Table
SDG&E’s current estimated FERC ROR is 7.51 percent based on its capital structure as follows:

SDG&E COST OF CAPITAL AND RATE STRUCTURE – FERC

	Weighting	Rate of recovery	Weighted ROR
Long-Term Debt	43.48%	4.21%	1.83%
Common Equity	56.52%	10.05%	5.68%
	100.00%		7.51%